SHARE-BASED COMPENSATION - Vesting Percentages Based on EBITA Target (Details) - Equity Incentive Plan 2021 - 2023, PSUs	12 Months Ended
Dec. 31, 2022
+15%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	175.00%
+10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	150.00%
+5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	125.00%
Business Plan Target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	10000.00%
-5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	75.00%
Less than -5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	0.00%